SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2025	Apr. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Jan. 31, 2025	Jan. 29, 2025	Mar. 31, 2024	Feb. 28, 2023
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity			$ 1,855,300	$ 1,736,850
Warehouse Facility 4 | Minimum
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate			2.15%	3.50%
Warehouse Facility 4 | Maximum
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate			5.50%	7.50%
Warehouse Facility 4 | Revolving Credit Facility
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity					$ 335,300		$ 237,500	$ 200,000
Warehouse Facility 4 | Funding Debt
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity			$ 335,300	$ 335,300
Digital Asset Loan Facility
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate		13.50%
Digital Asset Loan Facility | Revolving Credit Facility
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate		100.00%
Digital Asset Loan Facility | Revolving Credit Facility | Minimum
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity		$ 30,000
Digital Asset Loan Facility | Revolving Credit Facility | Maximum
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity		$ 50,000
Digital Asset Loan Facility | Funding Debt
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity			$ 30,000
Subsequent event | Warehouse Facility 4 | Funding Debt
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity						$ 335,300
Subsequent event | Digital Asset Loan Facility
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate	13.50%
Subsequent event | Digital Asset Loan Facility | Revolving Credit Facility
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate	100.00%
Subsequent event | Digital Asset Loan Facility | Revolving Credit Facility | Minimum
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity	$ 30,000
Subsequent event | Digital Asset Loan Facility | Revolving Credit Facility | Maximum
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity	$ 50,000